Intangible Assets, Net - Schedule of Future Estimated Amortization Expense of Intangible Assets (Details)	Dec. 31, 2024 USD ($)
Intangible Assets, Net - Schedule of Future Estimated Amortization Expense of Intangible Assets (Details) [Line Items]
Total estimated amortization expense of intangible assets	$ 15,933,010
December 31, 2025 [Member]
Intangible Assets, Net - Schedule of Future Estimated Amortization Expense of Intangible Assets (Details) [Line Items]
Total estimated amortization expense of intangible assets	3,983,710
December 31, 2026 [Member]
Intangible Assets, Net - Schedule of Future Estimated Amortization Expense of Intangible Assets (Details) [Line Items]
Total estimated amortization expense of intangible assets	3,698,294
December 31, 2027 [Member]
Intangible Assets, Net - Schedule of Future Estimated Amortization Expense of Intangible Assets (Details) [Line Items]
Total estimated amortization expense of intangible assets	3,515,628
December 31, 2028 [Member]
Intangible Assets, Net - Schedule of Future Estimated Amortization Expense of Intangible Assets (Details) [Line Items]
Total estimated amortization expense of intangible assets	3,424,295
December 31, 2029 [Member]
Intangible Assets, Net - Schedule of Future Estimated Amortization Expense of Intangible Assets (Details) [Line Items]
Total estimated amortization expense of intangible assets	1,311,083
Thereafter [Member]
Intangible Assets, Net - Schedule of Future Estimated Amortization Expense of Intangible Assets (Details) [Line Items]
Total estimated amortization expense of intangible assets